T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

January 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.3%
Common Stocks 4.3%
ANZ Group Holdings	3,948	100
Aristocrat Leisure	784	29
BHP Group	5,758	198
BlueScope Steel	1,427	30
Brambles	2,366	37
Commonwealth Bank of Australia	1,034	107
Computershare	1,558	35
CSL	472	60
Downer EDI	5,979	33
Emerald Resources (1)	6,702	32
Evolution Mining	3,314	32
Goodman Group	2,412	51
Macquarie Group	236	35
Medibank	9,890	32
National Australia Bank	1,585	48
Scentre Group	6,872	19
Suncorp Group	2,620	31
Telstra Group	12,171	41
Wesfarmers	371	21
Westpac Banking	1,968	53
Woodside Energy Group	3,131	55
Total Australia (Cost $1,017)		1,079
AUSTRIA 0.5%
Common Stocks 0.5%
BAWAG Group	477	78
Erste Group Bank	455	59
Total Austria (Cost $112)		137
BELGIUM 0.7%
Common Stocks 0.7%
Anheuser-Busch InBev	940	68
Argenx (1)	94	79
UCB	126	38
Total Belgium (Cost $169)		185
BRAZIL 1.4%
Common Stocks 1.4%
Banco BTG Pactual	3,067	35
Itau Unibanco Holding, ADR (USD)	7,735	66
NU Holdings, Class A (USD) (1)	3,946	70
Petroleo Brasileiro - Petrobras, ADR (USD)	3,785	58
Raia Drogasil	4,054	19
Rede D'Or Sao Luiz	4,268	34

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Vale, ADR (USD)	4,399	71
Total Brazil (Cost $289)		353
CANADA 8.1%
Common Stocks 8.1%
Agnico Eagle Mines	388	74
Alamos Gold, Class A	767	28
Alimentation Couche-Tard	982	51
Barrick Mining	1,875	86
Brookfield	2,082	95
Cameco	306	38
Canadian National Railway	805	77
Canadian Natural Resources	2,093	78
Canadian Pacific Kansas City	1,108	82
Capstone Copper (1)	2,482	28
Celestica (1)	99	28
Constellation Software	17	31
Definity Financial	974	48
Element Fleet Management	1,242	31
Enbridge	1,717	84
Franco-Nevada	120	28
G Mining Ventures (1)	914	29
George Weston	630	44
Great-West Lifeco	1,366	64
Ivanhoe Mines, Class A (1)	2,153	27
Kinross Gold	1,194	38
National Bank of Canada	714	85
Nutrien	511	35
Royal Bank of Canada	1,401	233
Shopify, Class A (1)	1,045	137
Sun Life Financial	989	62
Suncor Energy	1,715	91
TC Energy	1,035	61
Toronto-Dominion Bank	1,378	129
Tourmaline Oil	680	32
Wheaton Precious Metals	341	45
WSP Global (2)	187	36
Total Canada (Cost $1,932)		2,035
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)	715	35
Total Chile (Cost $37)		35
CHINA 6.9%
Common Stocks 6.9%
Alibaba Group Holding (HKD)	19,000	404
BeOne Medicines (HKD) (1)	1,200	32

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Busy Ming Group, Class H (HKD) (1)	300	16
BYD, Class A	2,400	31
China Construction Bank, Class H (HKD)	131,000	132
China Merchants Bank, Class H (HKD)	5,500	34
China Pacific Insurance Group, Class H (HKD)	20,600	104
H World Group (HKD)	6,900	33
Kweichow Moutai, Class A	100	20
Luxshare Precision Industry, Class A	2,600	19
NetEase (HKD)	2,600	67
PDD Holdings, ADR (USD) (1)	783	79
Ping An Bank, Class A	22,400	35
Ping An Insurance Group Co of China, Class H (HKD)	4,500	42
Sany Heavy Industry, Class A	17,100	54
Tencent Holdings (HKD)	5,900	453
Weichai Power, Class A	9,600	33
Xiaomi, Class B (HKD) (1)	13,400	61
Yum China Holdings (HKD)	750	37
Zijin Gold International (HKD) (1)	17	-
Zijin Mining Group, Class H (HKD)	12,000	63
Total China (Cost $1,642)		1,749
DENMARK 1.3%
Common Stocks 1.3%
DSV	173	49
Novo Nordisk, Class B	3,278	195
Novonesis Novozymes B, Class B	498	30
Orsted (1)	2,265	51
Total Denmark (Cost $301)		325
FINLAND 0.7%
Common Stocks 0.7%
Fortum	1,441	34
Sampo, Class A	6,576	73
Stora Enso, Class R	2,991	34
UPM-Kymmene	1,357	38
Total Finland (Cost $176)		179
FRANCE 7.1%
Common Stocks 7.1%
Air Liquide	544	102
Airbus	680	156
AXA	2,684	122
BNP Paribas	494	53
Cie de Saint-Gobain	479	47
Cie Generale des Etablissements Michelin	829	31
Danone	650	51
Dassault Systemes	680	19
Engie	1,510	45

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
EssilorLuxottica	269	82
Hermes International	25	60
Kering	82	26
Legrand	280	45
L'Oreal	187	86
LVMH Moet Hennessy Louis Vuitton	244	157
Orange	2,023	38
Safran	319	114
Sanofi	675	64
Schneider Electric	473	136
Societe Generale	1,009	88
Thales	81	25
TotalEnergies	2,063	150
Vinci	643	92
Total France (Cost $1,711)		1,789
GERMANY 5.7%
Common Stocks 5.7%
adidas	202	36
Allianz	315	139
BASF	888	48
Bayer	528	28
Bayerische Motoren Werke AG	335	34
Beiersdorf	292	35
Deutsche Bank	769	30
Deutsche Boerse	168	42
Deutsche Telekom	4,165	140
DHL Group	675	38
E.ON	1,343	28
Heidelberg Materials	107	29
Infineon Technologies	1,549	76
Mercedes-Benz Group	473	32
Muenchener Rueckversicherungs-Gesellschaft	92	56
Rheinmetall	45	95
SAP	964	193
Siemens	783	237
Siemens Energy (1)	462	79
Siemens Healthineers	960	48
Total Germany (Cost $1,426)		1,443
HONG KONG 1.0%
Common Stocks 1.0%
AIA Group	14,800	171
Hong Kong Exchanges & Clearing	800	44
Techtronic Industries	3,500	48
Total Hong Kong (Cost $234)		263

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
HUNGARY 0.2%
Common Stocks 0.2%
OTP Bank	361	45
Total Hungary (Cost $37)		45
INDIA 4.3%
Common Stocks 4.3%
Astral	1,781	28
Axis Bank, GDR (USD)	871	65
Bajaj Finance	5,000	51
Bharti Airtel	2,884	62
Divi's Laboratories	711	47
Eternal (1)	11,045	33
Godrej Consumer Products	2,705	34
HDFC Bank, ADR (USD)	3,107	101
HDFC Life Insurance	4,435	35
Hindustan Unilever	1,813	47
Hyundai Motor India	1,541	36
ICICI Bank, ADR (USD)	3,430	100
Infosys, ADR (USD) (2)	3,367	59
Kotak Mahindra Bank	12,527	56
Larsen & Toubro, GDR (USD)	1,298	55
Mahindra & Mahindra, GDR (USD)	1,306	50
NTPC	9,669	37
Reliance Industries, GDR (USD) (3)	1,399	85
Shriram Finance	2,741	30
Swiggy (1)	6,388	22
Titan	1,087	47
Total India (Cost $1,132)		1,080
INDONESIA 0.2%
Common Stocks 0.2%
Bank Central Asia	114,300	51
Total Indonesia (Cost $58)		51
IRELAND 0.3%
Common Stocks 0.3%
Kingspan Group	352	31
Ryanair Holdings	1,102	37
Total Ireland (Cost $63)		68
ISRAEL 0.2%
Common Stocks 0.2%
CyberArk Software (USD) (1)	86	37
Total Israel (Cost $37)		37

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ITALY 2.1%
Common Stocks 2.1%
Enel	8,244	91
Ferrari	151	50
Generali	2,214	90
Intesa Sanpaolo	5,097	36
Leonardo	360	24
Prysmian	394	47
Terna - Rete Elettrica Nazionale	2,356	26
UniCredit	1,993	174
Total Italy (Cost $498)		538
JAPAN 14.3%
Common Stocks 14.3%
Advantest	300	50
Ajinomoto	1,400	32
Asics	1,700	41
Bridgestone	1,900	43
Chugai Pharmaceutical	1,300	74
Daiichi Sankyo	1,900	35
Daikin Industries	300	36
Denso	3,200	44
Disco	100	43
Fast Retailing	100	38
Hitachi	6,900	239
Hoya	400	67
ITOCHU	6,400	82
Japan Post Bank	2,100	37
Japan Prime Realty Investment	39	26
Japan Tobacco	1,500	54
Kajima	1,200	49
KDDI	3,700	63
Keyence	200	73
Kioxia Holdings (1)	200	27
Kyushu Railway	800	20
M3	3,300	41
Mitsubishi	2,000	53
Mitsubishi Chemical Group	3,800	25
Mitsubishi Electric	3,500	109
Mitsubishi Estate	3,100	79
Mitsubishi UFJ Financial Group	12,200	221
Mitsui Fudosan	3,600	41
MS&AD Insurance Group Holdings	3,300	84
NEC	2,000	68
Nintendo	1,500	93
Nippon Sanso Holdings	1,400	43

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Nippon Steel	14,400	60
Olympus (2)	3,800	45
Open House Group	500	29
ORIX	2,500	76
Rakuten Bank (1)	700	34
Recruit Holdings	1,600	84
Renesas Electronics (1)	3,800	63
Resona Holdings	4,600	54
Sanrio (2)	900	28
SBI Holdings	1,400	32
Seven & i Holdings	3,900	56
Shin-Etsu Chemical	1,700	56
SoftBank	36,700	50
SoftBank Group	2,800	76
Sony Group	6,200	137
Sumitomo	2,500	102
Sumitomo Mitsui Trust Group	1,400	47
T&D Holdings	2,800	69
Taiheiyo Cement	3,200	88
Takeda Pharmaceutical	1,300	44
Tokyo Electron	300	80
Tokyo Seimitsu	400	36
Toyota Motor	8,900	202
Toyota Tsusho	700	26
Total Japan (Cost $3,356)		3,604
KUWAIT 0.1%
Common Stocks 0.1%
National Bank of Kuwait	11,456	36
Total Kuwait (Cost $38)		36
MALAYSIA 0.2%
Common Stocks 0.2%
CIMB Group Holdings	20,100	44
Total Malaysia (Cost $35)		44
MEXICO 0.3%
Common Stocks 0.3%
Cemex SAB de CV	27,200	34
Grupo Mexico SAB de CV, Series B	3,791	42
Total Mexico (Cost $54)		76
NETHERLANDS 3.2%
Common Stocks 3.2%
ABN AMRO Bank, CVA	1,419	52
Adyen (1)	33	49
AerCap Holdings (USD)	257	37
ASM International	64	54

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
ASML Holding	302	433
ING Groep	1,271	37
Koninklijke Ahold Delhaize	1,084	42
Prosus	1,145	66
Universal Music Group	1,461	36
Total Netherlands (Cost $646)		806
PERU 0.2%
Common Stocks 0.2%
Credicorp (USD)	108	39
Total Peru (Cost $28)		39
PHILIPPINES 0.3%
Common Stocks 0.3%
BDO Unibank	11,490	27
International Container Terminal Services	4,950	54
Total Philippines (Cost $70)		81
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki	528	32
Total Poland (Cost $30)		32
PORTUGAL 0.3%
Common Stocks 0.3%
Banco Comercial Portugues, Class R	30,021	32
Galp Energia SGPS	2,210	44
Total Portugal (Cost $70)		76
QATAR 0.2%
Common Stocks 0.2%
Qatar National Bank	7,669	42
Total Qatar (Cost $38)		42
SAUDI ARABIA 0.7%
Common Stocks 0.7%
Al Rajhi Bank	2,449	70
Saudi Arabian Oil	6,797	47
Saudi National Bank	5,240	62
Total Saudi Arabia (Cost $159)		179
SINGAPORE 1.4%
Common Stocks 1.4%
CapitaLand Integrated Commercial Trust	20,600	39
DBS Group Holdings	2,100	98
Oversea-Chinese Banking	1,900	32
Sea, ADR (USD) (1)	544	63
Seatrium	16,600	27
Singapore Telecommunications	11,000	40

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Trip.com Group, ADR (USD)	318	19
United Overseas Bank	1,100	33
Total Singapore (Cost $336)		351
SOUTH AFRICA 1.0%
Common Stocks 1.0%
Anglogold Ashanti	658	59
Capitec Bank Holdings	171	46
FirstRand	7,531	43
Gold Fields	369	18
MTN Group	2,859	32
Naspers, Class N	781	48
Total South Africa (Cost $220)		246
SOUTH KOREA 5.4%
Common Stocks 5.4%
HD Hyundai Marine Solution	306	39
Hyundai Mobis	94	29
Hyundai Motor	158	55
KB Financial Group, ADR (USD)	543	51
Kia	326	35
LG Chem	288	62
Samsung Biologics (1)	52	63
Samsung Electronics, GDR (USD)	198	545
Samsung Heavy Industries (1)	2,429	49
SK Hynix	541	338
SK Square (1)	231	90
Total South Korea (Cost $875)		1,356
SPAIN 2.4%
Common Stocks 2.4%
Amadeus IT Group, Class A	557	37
Banco Bilbao Vizcaya Argentaria	6,442	164
Banco Santander	10,863	139
CaixaBank	5,997	79
Iberdrola	5,253	118
Industria de Diseno Textil	834	54
Total Spain (Cost $514)		591
SWEDEN 2.4%
Common Stocks 2.4%
Assa Abloy, Class B	805	33
Atlas Copco, Class A	3,369	69
EQT	731	28
Investor, Class B	1,506	58
NOBA Bank Group (1)	2,378	31
Saab, Class B	491	38
Sandvik (2)	1,297	51

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Skandinaviska Enskilda Banken, Class A	2,381	51
Spotify Technology (USD) (1)	151	76
Swedbank, Class A	2,117	82
Telefonaktiebolaget LM Ericsson, Class B	3,652	40
Volvo, Class B (2)	1,273	46
Total Sweden (Cost $540)		603
SWITZERLAND 4.8%
Common Stocks 4.8%
ABB	1,185	102
Cie Financiere Richemont, Class A	529	103
Galderma Group	144	27
Givaudan	6	23
Holcim	426	44
Lonza Group	44	30
Nestle	2,196	209
Novartis	1,294	192
Partners Group Holding	35	48
Roche Holding	459	209
Sonova Holding	182	50
UBS Group	3,087	146
Zurich Insurance Group	37	26
Total Switzerland (Cost $1,105)		1,209
TAIWAN 6.7%
Common Stocks 6.7%
CTBC Financial Holding	21,000	34
Delta Electronics	3,000	115
E.Sun Financial Holding	19,110	20
Elite Material	1,000	54
Hon Hai Precision Industry, GDR (USD)	9,083	126
MediaTek	2,000	111
Taiwan Semiconductor Manufacturing	15,000	829
Taiwan Semiconductor Manufacturing, ADR (USD)	1,171	387
Total Taiwan (Cost $1,333)		1,676
THAILAND 0.1%
Common Stocks 0.1%
Siam Cement PCL	5,100	33
Total Thailand (Cost $29)		33
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi Commercial Bank PJSC	6,869	29
Emaar Properties PJSC	5,171	21
Total United Arab Emirates (Cost $49)		50

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 10.2%
Common Stocks 10.2%
3i Group	846	39
Anglo American	690	32
Ashtead Group	391	25
AstraZeneca	1,356	253
Aviva	10,859	95
BAE Systems	2,808	76
Barclays	20,287	135
BP	11,524	73
British American Tobacco	1,412	85
BT Group	19,169	50
Compass Group	1,952	59
Diageo	1,194	27
Experian	990	38
Glencore (1)	8,060	55
GSK	2,530	65
Haleon	4,245	22
HSBC Holdings	12,900	228
Imperial Brands	1,075	45
Informa	2,428	29
Lloyds Banking Group	49,693	74
London Stock Exchange Group	508	57
National Grid	5,650	96
Reckitt Benckiser Group	749	63
RELX	2,105	75
Rio Tinto	590	54
Rolls-Royce Holdings	8,731	146
Segro	2,768	29
Shell	5,494	211
SSE	1,477	49
Standard Chartered	2,573	66
Tesco	6,002	35
Unilever	2,619	178
Total United Kingdom (Cost $2,357)		2,564
UNITED STATES 0.2%
Common Stocks 0.2%
ResMed	171	44
Total United States (Cost $44)		44
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 3.65% (4)	52,565	53
Total Short-Term Investments (Cost $53)		53

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.74% (4)(5)	59,853	60
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		60
Total Securities Lending Collateral (Cost $60)		60
Total Investments 100.2% of Net Assets (Cost $22,910)		$25,242
Other Assets Less Liabilities (0.2)%		(53)
Net Assets 100.0%		$25,189

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at January 31, 2026.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $85 and represents 0.3% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies

ADR	American Depositary Receipts
CVA	Dutch Certificate (Certificaten Van Aandelen)
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 1/31/26
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
T. Rowe Price Treasury Reserve Fund	—	¤	¤	60
	Total			$60^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $60.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Equity Research ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,357	$23,772	$—	$25,129
Short-Term Investments	53	—	—	53
Securities Lending Collateral	60	—	—	60
Total	$1,470	$23,772	$—	$25,242
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE INTERNATIONAL EQUITY RESEARCH ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1196-054Q1
01/26